SIGNIFICANT RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Amounts owed to related parties		¥ 36,348	¥ 36,217
Current payables to related parties, Total		36,348	36,217
Stuart Management Co [Member]
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Amounts owed to related parties		¥ 0	¥ 0
Service fees paid to Stuart Management Co.	¥ 40